STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
6. STOCKHOLDERS’ EQUITY

On September 17, 2013, Takung was incorporated with the issuance of 20,000,000 shares, par value $0.13 per share, to the two shareholders, Kirin Linkage Limited and Loyal Heaven Limited. The subscription receivable due from the shareholders was $1,896,548 and $2,580,079 as of December 31, 2013 and 2012 respectively.